Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Debt
Debt

7.Debt

The Company’s outstanding debt was as follows (in thousands):

	March 31,		December 31,
	2024		2023
	Principal	Fair Value	Principal	Fair Value
Convertible promissory notes:
Historical convertible promissory notes	$5,630	$5,645	$35,347	$34,033
2023 & 2024 convertible promissory notes	5,000	4,672	—	—
Borrowings:
KEB Hana Bank	6,682	6,682	6,980	6,980
IBK Industrial Bank	6,831	6,831	7,135	7,135
Note payable (one individual investor)	1,000	1,000	1,000	1,000
M-Venture Investment, Inc.	7,425	7,425	7,756	7,756
Anapass, Inc, related party	9,653	9,653	10,082	10,082
i Best Investment Co., Ltd	7,425	7,425	10,082	10,082
Kyeongho Lee, related party	824	824	1,474	1,474
Total debt	$50,470	50,157	$79,856	78,542
Less: current portion		(45,485)		(72,303)
Debt, net of current portion		$4,672		$6,239

The Company elected the fair value option for the 2023 & 2024 convertible promissory notes and the historical convertible promissory notes (see Note 5). The Company’s other borrowings approximate their fair value because interest rates are at prevailing market rates and/or the short-term nature of the remaining obligations. See Note 14 for additional information on related parties.

Expected future minimum principal payments under the Company’s total debt is as follows as of March 31, 2024 (in thousands):

	Convertible
	Notes
Years	Payable	Borrowing	Total
2024, remainder	$5,630	$39,840	$45,470
2025	—	—	—
2026	5,000	—	5,000
Total debt	$10,630	$39,840	$50,470

Convertible Promissory Notes

Historical Convertible Promissory Notes

Between 2017 and 2022, the Company issued convertible promissory notes to various investors with maturity dates ranging from October 2020 to April 2025. The annual interest rates varied between 4.0% and 7.0%. In November 2023, the Company entered into an amendment with certain convertible promissory noteholders to modify the conversion terms such that these notes were automatically convertible upon a special purpose acquisition company (“SPAC”) transaction. In March 2024, upon the Closing of the Business Combination, an aggregate principal and interest amount of $32.1 million converted into 4,258,223 shares of common stock at a conversion price of $10.00. As of March 31, 2024, the remaining principal and interest amount of $7.9 million was outstanding and related to two noteholders where conversion is at each noteholder’s discretion and at a conversion price of $3.50 per share. In April 2024, the Company repaid one of the convertible promissory notes (see Note 17).

2023 & 2024 Convertible Promissory Notes

In November 2023, February 2024 and March 2024, the Company issued convertible promissory notes to certain investors (the “CVT Investors”), pursuant to which the CVT Investors agreed to lend to the Company an aggregate principal amount of $13.3 million. These notes had maturity dates ranging from November 2026 to March 2027, bore an interest rate of 5.0% and were automatically convertible upon IPO or SPAC transaction. In March 2024, upon the Closing of the Business Combination, an aggregate principal and interest amount of $13.4 million converted into 2,004,535 shares of common stock at a conversion price of $6.67. As of March 31, 2024, none of the notes issued to CVT Investors remain outstanding.

In February 2024, the Company issued a convertible promissory note to a strategic investor for a principal amount of $5.0 million, which matures in February 2026 and bears an interest rate of 5.0% per annum. On or after the earlier of (i) six months from the issuance date of the convertible promissory note and (ii) the Closing of the Business Combination, the noteholder may demand that the Company convert all principal and interest due under the convertible promissory note into shares of Company’s common stock, at a conversion price of $10.00 per share. This note includes customary representations, warranties, and events of default, as well as a covenant relating to the performance of obligations by the Company related to the Company’s 5G activity. As of March 31, 2024, the remaining principal and interest amount of $5.0 million was outstanding.

Borrowings Pursuant to Term Loan and Security Agreements

KEB Hana Bank

In July 2016, the Company entered into an unsecured term loan agreement with KEB Hana Bank pursuant to which it borrowed KRW 9.0 billion ($6.7 million), bearing a variable interest rate (2.6% initial annual interest rate and 5.2% as of March 31, 2024), paid monthly, and maturing in July 2017. The terms of such unsecured term loan agreement have been extended annually for additional one-year terms since 2017, and the maturity date is July 2024. Anapass, Inc., a related party, provided certificates of deposit as collateral to KEB Hana Bank to secure the Company’s obligations under this loan (see Note 8). As of March 31, 2024, the remaining principal and interest amount of $6.7 million was outstanding.

IBK Industrial Bank

In January 2017, the Company entered into a term loan agreement with IBK Industrial Bank pursuant to which the Company borrowed KRW 9.2 billion ($6.8 million). The term loan has a maturity date in November 2024 and bears an annual interest rate of 4.9%. As of March 31, 2024, the remaining principal and interest amount of $6.8 million was outstanding.

Note Payable (One Individual Investor)

In June 2021, the Company entered into a note payable agreement with an individual investor pursuant to which the Company borrowed $1.0 million. The note has a maturity date in June 2024 and bears an annual interest rate of 4.0%. In April 2022, the Company entered into an amendment with this one individual investor to remove the conversion right from the note payable. As of March 31, 2024, the remaining principal and interest amount of $1.1 million was outstanding.

M-Venture Investment, Inc.

In October 2021, the Company entered into a term loan and security agreement with M-Venture Investment, Inc. pursuant to which the Company borrowed KRW 5.0 billion ($3.7 million) and repaid KRW 0.6 billion ($0.4 million) and KRW 0.4 billion ($0.3 million) in 2021 and 2022, respectively, such that KRW 4.0 billion ($3.0 million) remained outstanding. The term loan has a maturity date in October 2024 and bears an annual interest rate of 6.5%. As of March 31, 2024, the remaining principal and interest amount of $3.1 million was outstanding.

In April 2022, the Company entered into a term loan and security agreement with M-Venture Investment, Inc. pursuant to which the Company borrowed amounts in two draws of KRW 1.0 billion ($0.7 million) and KRW 5.0 billon ($3.7 million), respectively. The term loan has a maturity date in April 2024 and each respective draw bears an annual interest rate of 6.5% and 8.7%. As of March 31, 2024, the remaining principal and interest amount of $4.8 million was outstanding.

In April 2024, the Company executed amendments with M-Venture Investment, Inc. (see Note 17).

Anapass, Inc., Related Party

In July 2016, the Company entered into a loan agreement with Anapass, Inc. pursuant to which the Company borrowed KRW 6.0 billion ($4.5 million) in a term loan. Interest only payments are due monthly at 5.5% per annum and the principal amount of the term loan is due on the maturity date of July 2024. The loan is collateralized by the Company’s assets as described under the Assets Pledged as Collateral (see Note 8). As of March 31, 2024, the remaining principal and interest amount of $4.5 million was outstanding.

In May and September 2022, the Company entered into two term loan agreements with Anapass, Inc. pursuant to which the Company borrowed KRW 3.0 billion ($2.2 million) and KRW 4.0 billion ($3.0 million) in term loans. The term loans have respective maturity dates in May 2024 and September 2024 and both bear an annual interest rate of 5.5%. As of March 31, 2024, the remaining principal and interest amount of $5.2 million was outstanding.

i Best Investment Co., Ltd

From 2022 and 2023, the Company entered into multiple term loans and security agreements with i Best Investment Co., Ltd pursuant to which it borrowed principal amounts in six draws with an aggregate principal balance of KRW 14.0 billion ($10.3 million). All of the term loans have a maturity date in June 2024 and bear an annual interest rate of 6.5%. In December 2023, the Company made a $0.8 million repayment of the outstanding principal and interest on its second draw. In March 2024, the Company made a $2.3 million repayment of the outstanding principal and interest amount of its fourth draw. As of March 31, 2024, the remaining principal and interest amounts outstanding were as follows: $3.3 million outstanding on its first draw, $1.6 million outstanding on its third draw, $2.3 million outstanding on its fifth draw and $0.8 million on its sixth draw.

Kyeongho Lee, Related Party

From 2017 and 2021, the Company entered into multiple promissory note and term loan agreements with Kyeongho Lee pursuant to which the Company borrowed (a) KRW 500.0 million ($0.4 million), and KRW 500.0 million ($0.4 million) in promissory notes, and (b) KRW 1.0 billion ($0.7 million) and KRW 110.0 million ($0.1 million) in term loans. The promissory notes have a maturity date in November 2024 and bear an annual interest rate varying from 7.5% and 9.0%. During the three months ended March 31, 2024, the Company repaid in full one of the term loans. The term loan has a maturity date in May 2024 and bears an annual interest rate of 0.0%. As of March 31, 2024, the remaining principal and interest amount of $0.7 million and $82,000 was outstanding as it related to the promissory notes and a term loan, respectively.

4.Debt

Borrowings

Category	Creditor	Maturity date		Annual interest rate
Korean Won	KEB Hana Bank (*1)	7/12/2024		5.23%
Korean Won	IBK Industrial Bank (*1)	11/20/2024		4.89%
Korean Won	Anapass, Inc.	7/25/2024		5.50%
Korean Won	Anapass, Inc.	5/10/2024		5.50%
Korean Won	Anapass, Inc.	9/15/2024		5.50%
Korean Won	Kyeongho Lee	11/19/2024		9.00%
Korean Won	Kyeongho Lee	5/27/2024		0%
Korean Won	Kyeongho Lee	11/24/2023		6.80%
Korean Won	Kyeongho Lee	11/30/2024		7.50%
Korean Won	Kyeongho Lee	12/2/2024	(*9)	7.50%
Korean Won	M-Venture Investment, Inc. (*3)	10/29/2024		6.50%
Korean Won	M-Venture Investment, Inc. (*4)	4/26/2024		6.50% - 8.65	%(*6)
Korean Won	i Best Investment Co., Ltd. (*5)	3/14/2024	(*8)	6.50%
Korean Won	i Best Investment Co., Ltd. (*7)	12/22/2023		6.50%
Korean Won	i Best Investment Co., Ltd.	3/12/2024	(*8)	6.50%
Korean Won	i Best Investment Co., Ltd.	1/12/2024	(*9)	6.50%
Korean Won	i Best Investment Co., Ltd.	3/14/2024	(*8)	6.50%
Korean Won	i Best Investment Co., Ltd.	1/26/2024	(*2)	6.50%
Promissory Note	One (1) individual investor	6/30/2024		4.00%
(*1)

The limits for borrowings from KEB Hana Bank and IBK Industrial Bank are $6,980,000 and $7,135,000, respectively, and the bank deposit of Anapass, Inc., a related party, is pledged as collateral for borrowings from KEB Hana Bank and IBK Industrial Bank (see Notes 5 and 12). As of the current fiscal year end, collateral was provided to Anapass, Inc. in relation to the borrowings from KEB Hana Bank, IBK Industrial Bank and Anapass, Inc. (see Notes 5 and 12).

(*2)	Maturity date was extended for five (5) months after fiscal year end.

4.Debt, continued

Borrowings, continued

(*3)For borrowings from M-Venture Investment, Inc., 170,000 common shares of Anapass were provided to creditors as collateral by Kyeongho Lee, a related party (see Note 12).

(*4)For borrowings from M-Venture Investment, Inc., guarantee was provided by Kyeongho Lee, a related party (see Note 12).

(*5)For borrowings from i-Best Investment, Co., Ltd., 40,000 common shares of Anapass were provided to creditors as collateral by Kyeongho Lee, a related party (see Note 12).

(*6)Loan agreement was amended on April 26, 2023, and new interest rates (6.50% for KRW1.0 billion, 8.65% for KRW5.0 billion) were applied from April 26, 2023.

(*7)KRW1.0 billion loan was borrowed on March 22, 2023, and fully paid off on December 21, 2023.

(*8)Maturity date was extended for three (3) months after fiscal year end.

(*9)Loan was paid off in March 2024.

(in thousands)
Category	Creditor	December 31, 2023	December 31, 2022
Korean Won	KEB Hana Bank (*1)	$6,980	$7,102
Korean Won	IBK Industrial Bank (*1)	7,135	7,260
Korean Won	Anapass, Inc.	4,653	4,735
Korean Won	Anapass, Inc.	2,327	2,367
Korean Won	Anapass, Inc.	3,102	3,156
Korean Won	Kyeongho Lee	388	395
Korean Won	Kyeongho Lee	85	87
Korean Won	Kyeongho Lee	—	24
Korean Won	Kyeongho Lee	388	395
Korean Won	Kyeongho Lee	613	789
Korean Won	M-Venture Investment, Inc. (*3)	3,102	3,156
Korean Won	M-Venture Investment, Inc.(*4)	4,653	4,734
Korean Won	i Best Investment Co., Ltd. (*5)	3,102	3,156
Korean Won	i Best Investment Co., Ltd. (*7)	—	—
Korean Won	i Best Investment Co., Ltd.	1,551	—
Korean Won	i Best Investment Co., Ltd.	2,327	—
Korean Won	i Best Investment Co., Ltd.	2,327	—
Korean Won	i Best Investment Co., Ltd.	776	—
Promissory Note	One (1) individual investor	1,000	1,000
Bank Borrowings		$44,509	$38,356

Maturities of borrowings as of December 31, 2023 were as follows:

(in thousands)
December 31, 2024	$44,509
Total	$44,509

4.Debt, continued

Convertible Notes

Details of convertible notes are as follows:

(in thousands)
Category	Creditor	December 31, 2023	December 31, 2022
Current convertible notes (*1)
1st	SG Ace Inc. (*2)	$7,620	$8,461
2nd	M-Venture Investment, Inc. and one (1) institution (*3)	7,620	8,461
7th	NA Korea Trans Fund No.4, one (1) institution and eight(8) individual investors (*4)	2,198	1,932
16th	NA Korea Trans Fund No.4 and two (2) individual investors	387	330
22nd	i Best Investment Co., Ltd.	3,233	2,746
23rd	Jeju Semiconductor Corp.	908	771
24th	One (1) individual investor	665	565
25th	M-Venture Investment Inc. (*5)	—	3,511
26th	Access Bio, Inc.	5,163	4,389
	Subtotal	27,794	31,166
Non-current convertible notes
25th	M-Venture Investment Inc. (*5)	3,614	—
27th	Blacktree Co., Ltd.	2,625	—
	Subtotal	6,239	—
	Total	$34,033	$31,166

(*1)As convertible notes are matured or convertible notes holders have the right to claim early redemption that can be exercised within 12 months after the reporting period, the convertible notes were classified as current liabilities as of December 31, 2023 and 2022.

(*2)During the current period, convertible note was amended to be repaid in installments and due date and interest rates were revised. As a result, due dates were changed to June 30, 2023, September 30, 2023 and December 30, 2023 for $2.0 million installment, $3.0 million installment and $4.0 million installment, respectively. Interest rates were revised as 5.5%, 6.5% and 7.5% for $2.0 million installment, $3.0 million installment and $4.0 million installment, respectively, and 12% from default date if each installments were not paid by revised due dates mentioned above. Subsequent to current year end, due dates were extended to March 29, 2024 for total outstanding principal of $9.0 million.

(*3)During the current period, convertible note was amended and due date was extended to December 31, 2023.

(*4)During the current period, $61,000 of convertible note and unpaid interest of $11,000 were converted into 20,681 shares of common stock.

(*5)During the current period, principal amount of $500,000 of convertible note was transferred to individual investor, and subsequently paid off in November 2023.

During the year ended December 31, 2022, GNI Partners Co., Ltd. exercised their conversion right of the convertible note of $708,000, thereby 202,168 common shares were issued.

4.Debt, continued

Convertible Notes, continued

During the year ended December 31, 2022, the right to early redemption was exercised for 8th convertible notes of $740,000, 9th convertible notes of $100,000 and 12th convertible notes of $340,000 issued to seven (7) individual investors and redemption was made in full during 2022.

During the year ended December 31, 2022, the amendment to the 21st convertible note of $1 million issued to one (1) individual investor was made and conversion right was eliminated. The note with the right to claim early redemption was reclassed to short-term borrowings.

During the year ended December 31, 2022, convertible notes of $32.5 million and unpaid interest of $2.6 million were converted into common shares due to the submission of listing eligibility review application to Korea Exchange, and common shares of 10,026,354 were issued.

Maturities of convertible notes as of December 31, 2023, were as follows:

(in thousands)
December 31, 2024	$27,794
December 31, 2025	3,614
December 31, 2026	2,625
Total	$34,033

Key terms for issuance of convertible notes

	1st	2nd	7th	16th	22nd	23rd	24th	25th	26th	27th
Issue Year	2017	2017	2019	2020	2021	2021	2021	2022	2022	2023
Early repayment	(*1)	(*1)	(*2)	(*1)	(*1)	(*1)	(*1)	(*2)	(*3)	(*1)
Repayment at maturity	The payment shall be made three years after the date of issue at an annual interest rate of 4%.						The payment shall be made three years after the date of issue at an annual interest rate of 7%.	The payment shall be made three years after the date of issue at an annual interest rate of 5%.	The payment shall be made three years after the date of issue at an annual interest rate of 4%.	The payment shall be made three years after the date of issue at an annual interest rate of 5%.
Rates applied at the repayment date

Upon repayment, there is a clause to reimburse the U.S. Dollar amount converted at the Won-Dollar exchange rate on the redemption date based on the Won amount converted at the Won-Dollar exchange rate at the date of issue.

				N/A	N/A	N/A	N/A	N/A	N/A	N/A
Conversion price	$3.50 per share (*4)									$6.67 per share

4.Debt, continued

Convertible Notes, continued

	1st	2nd	7th	16th	22nd	23rd	24th	25th	26th	27th

Conversion	- The holder of convertible notes can covert it at any time.

- If the Company issues a new equity instrument after issuing convertible notes, the holder of convertible notes may participate in conversion with the issuance price of the new equity instruments (1st, 2nd and 27th convertible notes) or $3.50 per share up to seven days prior to the issuance of the equity instruments.

- Conversion upon demand at holder’s discretion with conversion price equal to $3.50 ($6.67 for 27th convertible note) per share after issue date.

- Automatic conversion in an initial public offering (“IPO”) or business combination with SPAC (except for 1st and 24th convertible notes) (conversion price is adjusted to IPO price or SPAC conversion price).

- If the price at the time of issuance of a new equity instrument or the IPO is lower than $3.50, the conversion price of the convertible note is adjusted (except for 27th convertible note).

- Conversion price is adjusted every three months for one year after an IPO at KOSDAQ (However, adjusted price cannot be lower than 70% of $3.50 per share and cannot be higher than $3.50 per share) (7th convertible note).

Number of convertible shares (*5)	5,142,858 shares		553,790 shares	102,597 shares	874,286 shares	245,714 shares	180,000 shares	1,000,000 shares	1,428,571 shares	299,850 shares
Collateral and guarantee	(*6)		(*7)	N/A	(*8)	N/A	(*7)	N/A	(*7)	N/A

(*1)The right to early repayment can be exercised once every quarter (four times in total) for 7 day periods after 2 years from the date of issue of convertible notes until 3 years from the date of issue of convertible notes.

(*2)The right to early repayment can be exercised once every quarter (four times in total) for 7 day periods after 1 year from the date of issue of convertible notes until 2 years from the date of issue of convertible notes.

(*3)The right to early repayment can be exercised once every quarter (eight times in total) for 7 day periods after 1 year from the date of issue of convertible notes until 3 years from the date of issue of convertible notes.

(*4)Conversion price will be adjusted to SPAC conversion price if business combination transaction is consummated with SPAC, except for 1st and 24th convertible notes.

(*5)The number of convertible shares was calculated by applying the conversion value of $3.50 per share ($6.67 per share for 27th convertible note) applied at the request of the convertible note holder.

(*6)Kyeongho Lee, a related party, provided payment guarantee and 885,867 shares of common stock of Anapass, Inc. as collateral (see Note 12).

(*7)Kyeongho Lee provided payment guarantee (see Note 12).

(*8)Kyeongho Lee provided payment guarantee and 175,000 shares of common stock of Anapass, Inc. as collateral (see Note 12).

The convertible notes of the Company are designated as financial liabilities measured at fair value through profit or loss in accordance with ASC 840. Changes in fair value that occurred during the current period amounting to a gain of $2,619,000 (prior period: $2,673,000) and a loss of $4,047,000 (prior period: $3,123,000) were recognized as other income (expense), net on the consolidated statement of operations, respectively.

In the year 2021, Amber International Ltd. acquired the 5th convertible note of $708,000, which was redeemed on behalf of the Company, in same conditions, and later the note was transferred to GNI Partners Co., Ltd. During the year 2022, GNI Partners Co., Ltd. exercised conversion rights and the note was converted to common shares in full.

The 3rd convertible note issued to Shinsojae Energy Holdings Limited was transferred to NJ Holdings Inc. in June 2021. NJ Holdings Inc. exercised its conversion right during 2022, and as a result the 3rd convertible note was converted to common shares in full.